CHAPTER 11 FILING AND OTHER RELATED MATTERS - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reorganizations [Abstract]
Accounts payable	$ 36,678	$ 20,908
Accrued expenses and other current liabilities	20,300	64,493
Accounts payable, and accrued expenses and other current liabilities	56,978	85,401
Operating lease liability	0	13,868
Financing lease liability	0	70,796
Debt subject to compromise	41,777	844,695
Accrued interest on liabilities subject to compromise	580	12,553
Leases, debt and accrued interest	42,357	941,912
Liabilities subject to compromise	$ 99,335	$ 1,027,313